Capital management and fair values of financial instruments (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 14,908,297	R$ 12,448,565
Financial assets, at fair value	9,389	11,245,528
Financial liabilities	46,053,506	37,826,082
Financial liabilities, at fair value	(21,059)	37,768
Derivative financial assets	9,389	0
Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	13,882,018
Financial liabilities, at fair value	21,059
Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,069,515	1,458,664
Levels of Fair value | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	12,704,526	9,699,546
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	12,228,668	9,545,890
Financial liabilities, at fair value	0
Level 1 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	421,075	433,547
Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	11,807,593	9,112,343
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,545,373	1,612,320
Financial liabilities, at fair value	21,059	37,768
Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	648,440	1,025,117
Level 2 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	896,933	587,203
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	107,977	87,318
Financial liabilities, at fair value	0
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21,059	37,768
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	46,032,447	37,788,314
Liabilities with financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,418,245	7,906,897
Liabilities with financial institutions | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0
Liabilities with financial institutions | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,418,245	7,906,897
Liabilities with customer
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,063,988	23,642,804
Liabilities with customer | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0
Liabilities with customer | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,063,988	23,642,804
Securities issued [Member]..
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,462,565	6,202,165
Securities issued [Member].. | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0
Securities issued [Member].. | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,462,565	6,202,165
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21,059	37,768
Derivatives [member] | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21,059
Derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		37,768
Financial liabilities, at fair value	21,059
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21,059	37,768
Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	87,649	36,448
Long-term borrowings [member] | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0
Long-term borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	87,649	36,448
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Securities	50,284,477	42,361,081
Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,069,515	1,458,664
Carrying amount [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	12,704,526	9,699,546
Carrying amount [member] | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	1,134,256	1,290,355
Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	1,186,881	1,545,982
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	1,069,515	1,458,664
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	1,069,515	1,458,664
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	12,704,526	9,699,546
Financial assets at fair value through other comprehensive income, category [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Securities	12,704,526	9,699,546
Current financial assets at fair value through other comprehensive income	12,704,526	9,699,546
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	36,393,070	31,115,553
Amortized cost | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	1,134,256	1,290,355
Financial assets at amortised cost	1,134,256	1,290,355
Financial Treasury Bills (LFT) | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		37,131
Financial Treasury Bills (LFT) | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		4,652,445
Financial Treasury Bills (LFT) | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	414,967
Financial Treasury Bills (LFT) | Levels of Fair value | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	7,583,071
Financial Treasury Bills (LFT) | Level 1 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	414,967	37,131
Financial Treasury Bills (LFT) | Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	7,583,071	4,652,445
Financial Treasury Bills (LFT) | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	414,967	37,131
Financial Treasury Bills (LFT) | Carrying amount [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	7,583,071	4,652,445
Financial Treasury Bills (LFT) | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	414,967	37,131
Financial Treasury Bills (LFT) | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	414,967	37,131
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	414,967	37,131
Financial Treasury Bills (LFT) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	7,583,071	4,652,445
Financial Treasury Bills (LFT) | Financial assets at fair value through other comprehensive income, category [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Securities	7,583,071	4,652,445
Current financial assets at fair value through other comprehensive income	7,583,071	4,652,445
Investment funds [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		529,903
Investment funds [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		5,771
Investment funds [member] | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	359,244
Investment funds [member] | Levels of Fair value | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	14,989
Investment funds [member] | Level 1 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	5,516	341,185
Investment funds [member] | Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	353,728	188,718
Investment funds [member] | Level 2 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	14,989	5,771
Investment funds [member] | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	359,244	529,903
Investment funds [member] | Carrying amount [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	14,989	5,771
Investment funds [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	359,244	529,903
Investment funds [member] | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	359,244	529,903
Investment funds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	14,989	0
Investment funds [member] | Financial assets at fair value through other comprehensive income, category [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	14,989	5,771
Certificates of real estate receivables | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		44,453
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		203,350
Certificates of real estate receivables | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	59,217
Certificates of real estate receivables | Levels of Fair value | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	148,403
Certificates of real estate receivables | Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	59,217	44,453
Certificates of real estate receivables | Level 2 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	148,403	203,350
Certificates of real estate receivables | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	59,217	44,453
Certificates of real estate receivables | Carrying amount [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	148,403	203,350
Certificates of real estate receivables | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	59,217	44,453
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	59,217	44,453
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	59,217	44,453
Certificates of real estate receivables | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	148,403	203,350
Certificates of real estate receivables | Financial assets at fair value through other comprehensive income, category [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Securities	148,403	203,350
Current financial assets at fair value through other comprehensive income	148,403	203,350
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		237,750
Certificates of Agricultural Receivables | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	70,316
Certificates of Agricultural Receivables | Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	70,316	237,750
Certificates of Agricultural Receivables | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	70,316	237,750
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	70,316	237,750
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	70,316	237,750
Certificates of Agricultural Receivables | Financial assets at fair value through other comprehensive income, category [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Securities	14,989
Debentures | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		435,755
Debentures | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		684,153
Debentures | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	119,670
Debentures | Levels of Fair value | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	552,899
Debentures | Level 1 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	0	51,099
Debentures | Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	0	328,622
Debentures | Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	119,670	384,656
Debentures | Level 2 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	552,899	355,531
Debentures | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	119,670	435,755
Debentures | Carrying amount [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	552,899	684,153
Debentures | Carrying amount [member] | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	45,916	112,914
Debentures | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	119,670	435,755
Debentures | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	119,670	435,755
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	119,670	435,755
Debentures | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	552,899	684,153
Debentures | Financial assets at fair value through other comprehensive income, category [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Securities	552,899	684,153
Current financial assets at fair value through other comprehensive income	552,899	684,153
Debentures | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	45,916	112,914
Debentures | Amortized cost | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	45,916	112,914
Financial assets at amortised cost	45,916	112,914
Financial Bills | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities		101,467
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		101,467
Financial Bills | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		22,551
Financial Bills | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	0
Financial Bills | Levels of Fair value | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	180,642
Financial Bills | Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	0	101,467
Financial Bills | Level 2 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	180,642	22,551
Financial Bills | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	0	101,467
Financial Bills | Carrying amount [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	180,642	22,551
Financial Bills | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	0	101,467
Financial Bills | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	0	101,467
Financial Bills | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	0	5,771
Financial Bills | Financial assets at fair value through other comprehensive income, category [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Securities		5,771
Current financial assets at fair value through other comprehensive income	180,642	22,551
Bank deposit certificates | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		44,638
Bank deposit certificates | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	22,191
Bank deposit certificates | Level 1 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	0	3,523
Bank deposit certificates | Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	22,191	41,115
Bank deposit certificates | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	22,191	44,638
Bank deposit certificates | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	22,191	44,638
Bank deposit certificates | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	22,191	44,638
Commercial Promissory Note | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		5,157
Commercial Promissory Note | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	3,278
Commercial Promissory Note | Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	3,278	5,157
Commercial Promissory Note | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	3,278	5,157
Commercial Promissory Note | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	3,278	5,157
Commercial Promissory Note | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	3,278	5,157
Commercial Promissory Note | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	180,642	22,551
Agribusiness Credit Bills (LCA) | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		20,413
Agribusiness Credit Bills (LCA) | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	15,892
Agribusiness Credit Bills (LCA) | Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	15,892	20,413
Agribusiness Credit Bills (LCA) | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	15,892	20,413
Agribusiness Credit Bills (LCA) | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	15,892	20,413
Agribusiness Credit Bills (LCA) | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	15,892	20,413
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	15,892	20,413
Real Estate Credit Bills (LCI) | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		1,613
Real Estate Credit Bills (LCI) | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	4,309
Real Estate Credit Bills (LCI) | Level 1 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	161	225
Real Estate Credit Bills (LCI) | Level 2 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	4,148	1,388
Real Estate Credit Bills (LCI) | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	4,309	1,613
Real Estate Credit Bills (LCI) | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	4,309	1,613
Real Estate Credit Bills (LCI) | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	4,309	1,613
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	4,309	1,613
Others fair value through profit or loss | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		384
Others fair value through profit or loss | Levels of Fair value | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	431
Others fair value through profit or loss | Level 1 of fair value hierarchy [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	431	384
Others fair value through profit or loss | Carrying amount [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	431	384
Others fair value through profit or loss | Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	431	384
National Financial Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		589,496
National Financial Treasury Bills (LTN) | Levels of Fair value | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	449,351
National Financial Treasury Bills (LTN) | Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	449,351	589,496
National Financial Treasury Bills (LTN) | Carrying amount [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	449,351	589,496
National Financial Treasury Bills (LTN) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	449,351	589,496
National Financial Treasury Bills (LTN) | Financial assets at fair value through other comprehensive income, category [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	449,351	589,496
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		3,541,780
National Treasury Bonds (NTN) | Levels of Fair value | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,775,171
National Treasury Bonds (NTN) | Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,775,171	3,541,780
National Treasury Bonds (NTN) | Carrying amount [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,775,171	3,541,780
National Treasury Bonds (NTN) | Carrying amount [member] | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	658,012	645,373
National Treasury Bonds (NTN) | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	431	384
National Treasury Bonds (NTN) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	3,775,171	3,541,780
National Treasury Bonds (NTN) | Financial assets at fair value through other comprehensive income, category [member] | Fair value through other comprehensive income - FVOCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,775,171	3,541,780
National Treasury Bonds (NTN) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	658,012	645,373
National Treasury Bonds (NTN) | Amortized cost | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	658,012	645,373
Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		11,158,210
Securities [Member] | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	13,774,041
Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	12,228,668	9,545,890
Securities [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,545,373	1,612,320
Securities [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Securities [Member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Securities	14,908,297	12,448,565
Securities [Member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Securities	1,069,515	1,458,664
Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Securities	12,704,526	9,699,546
Securities [Member] | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	1,134,256	1,290,355
Cash and cash equivalents | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Cash and cash equivalents | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Securities	4,297,078	1,331,648
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	4,297,078	1,331,648
Amounts due from financial institution | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Amounts due from financial institution | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Securities	3,474,244	4,258,856
Amounts due from financial institution | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	3,474,244	4,258,856
Compulsory deposits at Banco Central do Brasil.. | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Compulsory deposits at Banco Central do Brasil.. | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Securities	2,190,872	2,854,778
Compulsory deposits at Banco Central do Brasil.. | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	2,190,872	2,854,778
Rural Product Bill | Carrying amount [member] | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	430,328	532,068
Rural Product Bill | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	430,328	532,068
Rural Product Bill | Amortized cost | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Securities	430,328	532,068
Financial assets at amortised cost	430,328	532,068
Derivate financial assets [Member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	9,389
Derivate financial assets [Member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	9,389
Loans and advances to customers | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers, net of provisions for expected loss	25,296,620	21,379,916
Loans and advances to customers | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers, net of provisions for expected loss	25,296,620	21,379,916
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss		87,318
Other assets [member] | Levels of Fair value
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	107,977
Other assets [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	107,977	87,318
Other assets [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	107,977	87,318
Other assets [member] | Fair value through profit or loss - FVTPL
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses) on financial assets reclassified out of financial assets at fair value through profit or loss recognised in profit or loss	R$ 107,977	R$ 87,318